Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common shares - CAD ($) shares in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Number of Common Shares
Outstanding, Beginning of Year (in shares)	2,001,211	1,228,870
Issued Under the Arrangement, net of Issuance Costs (in shares)	0	788,518
Issued Upon Exercise of Warrants (in shares)	6,571	314
Issued Under Stock Option Plans (in shares)	9,606	535
Purchases of Common Shares Under NCIB (in shares)	(67,779)	(17,026)
Outstanding, End of Period (in shares)	1,949,609	2,001,211
Amount
Outstanding, Beginning of Year	$ 17,016	$ 11,040
Issued Under the Arrangement, Net of Issuance Costs	0	6,111
Issued Upon Exercise of Warrants	65	3
Issued Under Stock Option Plans	149	7
Purchase of Common Shares Under NCIB	(577)	(145)
Outstanding, End of Period	$ 16,653	$ 17,016